SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 13, 2009	Nov. 30, 2009 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Mar. 16, 2010 Stock options	Nov. 13, 2009 Stock options Maximum	Dec. 31, 2012 Stock options Minimum	Nov. 13, 2009 Stock options Minimum	Dec. 18, 2012 Stock options Employees	Aug. 22, 2012 Stock options Employees	Mar. 31, 2010 Stock options Employees	Mar. 15, 2012 Stock options Officer	Sep. 30, 2010 Stock options Officer	Mar. 31, 2010 Stock options Officer	Feb. 29, 2012 Stock options Officer	Sep. 20, 2010 Stock options Officer
SHARE-BASED COMPENSATION
Maximum aggregate number of shares which may be issued pursuant to all awards			11,146,151
Term of an incentive stock option									10 years
Stock option term limited to 5 years for grantees who own stock representing more than specified percentage											10.00%
Term of the incentive stock option where grantee holds a minimum percentage of voting power				5 years
Annual increase in share limit authorized as a percentage of the total number of shares issued and outstanding		1.00%
Option exercise price as a percentage of fair market value, with respect to options granted to individuals subject to taxation in the United States										100.00%
Option exercise price as a percentage of fair market value, with respect to other options granted to individuals not subject to taxation in the United States										85.00%
Increase in share limit (in shares)	1,335,058	1,383,286
Number of shares available for future grant	2,421,981
Previous share grant replaced																	3,343,845
Percentage vesting each year														25.00%
Vesting period														4 years
Unrecognized compensation expenses					$ 4,184														$ 3,612
Options which would have been forfeited upon resignation (in shares)																		417,979
Exercisable period of vested options															6 months
Incremental share-based compensation expense															339
Percentage of shares that will vest on first vesting date												12.50%	50.00%
Percentage of shares that will vest on subsequent vesting date												12.50%	50.00%
Subsequent period of vesting												6 months
Remaining vesting period												3 years 6 months
Outstanding options, Number of options
Options outstanding at the beginning of the period (in shares)					9,550,652	10,309,062
Granted (in shares)					2,745,806		13,663,942					655,902	2,089,904	10,320,097		3,343,845
Cancelled (in shares)							(3,343,845)
Exercised (in shares)					(679,402)	(336,114)
Forfeited (in shares)					(4,341,736)	(422,296)	(11,035)
Options outstanding at the end of the period (in shares)					7,275,320	9,550,652	10,309,062
Options vested and expected to vest at the end of the period (in shares)					6,831,655
Options exercisable at the end of the period (in shares)					2,311,186
Outstanding options, Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)					$ 1.31	$ 1.28
Granted (in dollars per share)					$ 1.55		$ 1.21					$ 1.26	$ 1.65	$ 0.99		$ 1.89	$ 0.99
Cancelled (in dollars per share)							$ 0.99
Exercised (in dollars per share)					$ 0.99	$ 0.99
Forfeited (in dollars per share)					$ 1.68	$ 0.99	$ 0.99
Options outstanding at the end of the period (in dollars per share)					$ 1.20	$ 1.31	$ 1.28
Options vested and expected to vest at the end of the period (in dollars per share)					$ 1.22
Options exercisable at the end of the period (in dollars per share)					$ 0.99
Outstanding options, Weighted average grant-date fair value
Options outstanding at the beginning of the period (in dollars per share)					$ 1.24	$ 1.24
Granted (in dollars per share)					$ 1.21		$ 1.89
Cancelled (in dollars per share)							$ 1.24
Exercised (in dollars per share)					$ 1.24	$ 1.24
Forfeited (in dollars per share)					$ 1.24	$ 1.24	$ 1.24
Options outstanding at the end of the period (in dollars per share)					$ 1.02	$ 1.24	$ 1.24
Options vested and expected to vest at the end of the period (in dollars per share)					$ 1.01
Options exercisable at the end of the period (in dollars per share)					$ 1.24
Outstanding options, Weighted average remaining contractual Term
Options outstanding at the end of the period					8 years 1 month 24 days
Options vested and expected to vest at the end of the period					8 years 2 months 16 days
Options exercisable at the end of the period					7 years 2 months 12 days
Aggregate intrinsic value
Options outstanding at the end of the period					1,064
Options vested and expected to vest at the end of the period					960
Options exercisable at the end of the period					543
Additional disclosures
Total intrinsic value of options exercised during the period (in dollars)					345	1,080
Total fair value of shares vested during the period (in dollars)					1,687	3,191
Share-based compensation expenses, additional disclosure
Share-based compensation expenses					1,752	3,242	1,904
Unrecognized share-based compensation related to stock options					$ 4,184														$ 3,612
Weighted average period to recognize share-based compensation expenses related to nonvested options					1 year 7 months 6 days
Assumptions used to estimate the fair value of options
Expected volatility (as a percent)					57.90%		54.10%
Risk-free interest rate (as a percent)					1.80%		4.36%
Expected dividend yield (as a percent)					0.00%		0.00%
Exercise price (in dollars per share)					$ 1.55		$ 0.99	$ 0.99				$ 1.26	$ 1.65
Fair value of the underlying ordinary shares (in dollars per share)					$ 1.21		$ 1.89
Exercise multiple					2.8		1.5